  [LOGO]       INVESTING

               FOR THE
 EATON VANCE
 -----------   21ST
 -----------
MUTUAL FUNDS   CENTURY-Registered Trademark-



                                                                        [PHOTO]




Semiannual Report February 28, 1999









                                    EATON VANCE
                                   GREATER CHINA
                                    GROWTH FUND



[PHOTO]



                        GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION







[PHOTO]

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE
  [PHOTO]
Adaline Ko
Portfolio Manager

Investment Environment
-------------------------------

- Even as currency crises and slower demand took a toll on some Asian economies, Hong Kong's export markets were fairly robust. The Hong Kong government issued a 1999/2000 budget packed with measures designed to further stimulate the economy. Property prices - a key stock market determinant - held firm, while bank ratios remained strong.

- Despite plunging currencies elsewhere in the region, the Hong Kong dollar remained relatively stable. The Hong Kong Monetary Authority maintained $88.6 billion in reserves from previous surpluses, the world's third largest foreign exchange reserve.

- Reflecting the increasing stabilization of Asia's troubled economies, the region's markets mounted a strong recovery during the period. The Morgan Stanley Capital International All Country Far East Free ex-Japan Index rose 48.3% during the six months ended February 28, 1999.(1)

The Fund
----------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 16.6% during the six months ended February 28, 1999.(2) This return resulted from an increase in net asset value per share (NAV) to $8.00 on February 28, 1999 from $6.86 on August 31, 1998.

- The Fund's Class B shares had a total return of 16.5% during the six months ended February 28, 1999.(2) This return resulted from an increase in NAV to $7.22 on February 28, 1999 from $6.20 on August 31, 1998.

- The Fund's Class C shares had a total return of 16.4% during the six months ended February 28, 1999.(2) This return resulted from a rise in NAV to $4.91 on February 28, 1999 from $4.22 on August 31, 1998.

 RECENT PORTFOLIO DEVELOPMENTS

- Diversified trading companies represented the Portfolio's largest sector weighting at February 28, followed by financial services companies, property companies, and utilities. Amid the fluid Asian economic scene, Hong Kong and Taiwan remained the Portfolio's major investment focus.

- Property and real estate development stocks were among the Portfolio's largest sector weightings. Companies like Cheung Kong Holdings Ltd. rallied late in the period amid word that The Walt Disney Company is negotiating to build a theme park in Hong Kong. It is estimated that such a project would bring 3 million tourists to the area annually and create 95,000 new jobs.

- Hutchison Whampoa, a Hong Kong-based conglomerate with property, telecommunications, retailing, media, and finance interests, was the Portfolio's largest holding at February 28. The Portfolio increased its position in the company, which has emerged from a regional power to a growing global operator with strong recurring income.

- HSBC Holdings PLC was the Portfolio's second largest holding. As the largest bank holding company in Hong Kong, HSBC provides an important financial conduit between the China region and the rest of the world. Company management has indicated a new emphasis on shareholder value and announced plans to list shares on the New York Stock Exchange.

- Another large holding, China Telecom, is the dominant provider of cellular telecom services in China's populous Guangdong and Zhejiang provinces. The company has enjoyed sharply higher revenues due to rapid subscriber growth. China Telecom is likely to benefit from the planned development of a Hong Kong-based "Cyberport," a regional cluster of information service companies and infrastructures.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

--------------------------------------------------------------------------------

Fund Information

AS OF FEBRUARY 28, 1999

Performance(3)                            CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------
One Year                                   -32.9%   -33.2%   -33.3%
Five Years                                 -10.6    -11.0    -11.4
Life of Fund+                               -1.8     -5.3    -12.8

SEC Average Annual Total Returns
 (including sales charge or applicable CDSC)
-------------------------------------------------------------------
One Year                                   -36.8%   -36.6%   -34.0%
Five Years                                 -11.7    -11.4    -11.4
Life of Fund+                               -2.7     -5.5    -12.8

+    Inception Dates - Class A: 10/28/92; Class B: 6/7/93; Class C: 12/28/93

Ten Largest Holdings(4)
------------------------------------------------
Hutchison Whampoa                          10.5%
HSBC Holdings PLC                           9.9
China Telecom                               7.6
Cheung Kong Holdings Ltd.                   5.6
Hang Seng Bank                              5.4
CLP Holdings, Ltd.                          5.1
Electricity Generating                      4.3
Ng Fung Hong, Ltd.                          3.8
AES Corp.                                   3.4
Li & Fung, Ltd.                             3.1

(1)It is not possible to invest directly in an Index.

(2)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. SEC 1-year return for Class C reflects 1% CDSC.

(4)Based on market value. Ten largest holdings represent 58.7% of the Portfolio's net assets. Holdings are subject to change.

 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
Assets
-------------------------------------------------------
Investment in Greater China Growth
   Portfolio, at value
   (identified cost, $144,676,919)        $ 132,311,799
Receivable for Fund shares sold               5,107,642
-------------------------------------------------------
TOTAL ASSETS                              $ 137,419,441
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $     939,826
Payable to affiliate for Trustees' fees           2,733
Other accrued expenses                          148,279
-------------------------------------------------------
TOTAL LIABILITIES                         $   1,090,838
-------------------------------------------------------
NET ASSETS                                $ 136,328,603
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 231,015,234
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (74,974,915)
Accumulated distributions in excess of
   net investment income                     (7,346,596)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (12,365,120)
-------------------------------------------------------
TOTAL                                     $ 136,328,603
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $  56,948,539
SHARES OUTSTANDING                            7,114,336
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        8.00
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $8.00)        $        8.49
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $  73,309,834
SHARES OUTSTANDING                           10,154,501
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        7.22
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $   6,070,230
SHARES OUTSTANDING                            1,235,271
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        4.91
-------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
Investment Income
-------------------------------------------------------
Dividends allocated from Portfolio        $     783,645
Interest allocated from Portfolio                25,908
Expenses allocated from Portfolio              (805,761)
-------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $       3,792
-------------------------------------------------------
Expenses
-------------------------------------------------------
Management fee                            $     190,575
Trustees fees and expenses                        3,374
Distribution and service fees
   Class A                                      154,789
   Class B                                      423,198
   Class C                                       35,642
Transfer and dividend disbursing agent
   fees                                         155,880
Printing and postage                             18,300
Registration fees                                24,869
Custodian fee                                    10,593
Legal and accounting services                     9,515
Miscellaneous                                    30,772
-------------------------------------------------------
TOTAL EXPENSES                            $   1,057,507
-------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      10,593
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      10,593
-------------------------------------------------------

NET EXPENSES                              $   1,046,914
-------------------------------------------------------

NET INVESTMENT LOSS                       $  (1,043,122)
-------------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions                $ (21,344,204)
   Foreign currency transactions                256,658
-------------------------------------------------------
NET REALIZED LOSS                         $ (21,087,546)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $  46,962,682
   Foreign currency                             (92,966)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  46,869,716
-------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  25,782,170
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  24,739,048
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment loss                       $    (1,043,122)    $     (527,581)
   Net realized loss                             (21,087,546)       (37,488,716)
   Net change in unrealized appreciation
      (depreciation)                              46,869,716       (238,824,543)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    24,739,048     $ (276,840,840)
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                $    27,756,683     $   64,144,943
      Class B                                      3,758,179         57,002,100
      Class C                                        684,196         16,441,773
   Issued in reorganization of EV
      Traditional and Classic Greater
      China Growth Funds
      Class A                                             --        212,699,579
      Class C                                             --         18,537,242
   Cost of shares redeemed
      Class A                                    (37,413,020)      (109,846,599)
      Class B                                    (19,360,863)      (122,069,416)
      Class C                                     (2,196,838)       (18,294,045)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS              $   (26,771,663)    $  118,615,577
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $    (2,032,615)    $ (158,225,263)
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $   138,361,218     $  296,586,481
-------------------------------------------------------------------------------
AT END OF PERIOD                             $   136,328,603     $  138,361,218
-------------------------------------------------------------------------------

Accumulated distributions
in excess of net
investment income
included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                             $    (7,346,596)    $   (6,303,474)
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                             YEAR ENDED AUGUST 31,
                                        SIX MONTHS ENDED                         ---------------------------------------------
                                        FEBRUARY 28, 1999
                                                    (UNAUDITED)                               1998(1)                  1997
                                    -------------------------------------------  ---------------------------------  ----------
                                       CLASS A        CLASS B        CLASS C      CLASS A    CLASS B     CLASS C     CLASS B
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                           $  6.860       $  6.200       $  4.220       $ 17.710   $ 16.130    $ 10.970    $ 12.450
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        $ (0.092)      $ (0.126)      $ (0.075)      $  0.013   $ (0.041)   $ (0.025)   $ (0.181)
Net realized and unrealized gain
   (loss)                              1.232          1.146          0.765        (10.863)    (9.889)     (6.725)      3.921
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS $  1.140       $  1.020       $  0.690       $(10.850)  $ (9.930)   $ (6.750)   $  3.740
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income  $     --       $     --       $     --       $     --   $     --    $     --    $ (0.060)
In excess of net realized gain            --             --             --             --         --          --          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $     --       $     --       $     --       $     --   $     --    $     --    $ (0.060)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD    $  8.000       $  7.220       $  4.910       $  6.860   $  6.200    $  4.220    $ 16.130
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        16.62%         16.45%         16.35%        (61.26)%   (61.56)%    (61.53)%     30.15%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                         $ 56,949       $ 73,310       $  6,070       $ 56,277   $ 75,635    $  6,449    $296,586
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)(4)                       2.30%(5)       2.80%(5)       2.80%(5)       2.27%      2.78%       2.79%       2.66%
   Expenses after custodian fee
      reduction(3)                      2.11%(5)       2.61%(5)       2.61%(5)       2.15%      2.66%       2.67%       2.63%
Net investment income (loss)           (1.06)%(5)     (1.56)%(5)     (1.55)%(5)      0.11%     (0.40)%     (0.36)%     (0.75)%
------------------------------------------------------------------------------------------------------------------------------


                                       1996       1995       1994
                                    ----------  ---------  ---------
                                     CLASS B     CLASS B    CLASS B
-----------------------------------
Net asset value -- Beginning of
   period                           $ 11.890    $ 13.160   $ 10.540
-----------------------------------
Income (loss) from operations
-----------------------------------
Net investment income (loss)        $ (0.087)   $ (0.038)  $ (0.039)
Net realized and unrealized gain
   (loss)                              0.647      (1.157)     2.684
-----------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS $  0.560    $ (1.195)  $  2.645
-----------------------------------
Less distributions
-----------------------------------
In excess of net investment income  $     --    $ (0.065)  $     --
In excess of net realized gain            --      (0.010)    (0.025)
-----------------------------------
TOTAL DISTRIBUTIONS                 $     --    $ (0.075)  $ (0.025)
-----------------------------------
NET ASSET VALUE -- END OF PERIOD    $ 12.450    $ 11.890   $ 13.160
-----------------------------------
TOTAL RETURN(2)                         4.71%      (9.06)%    25.08%
-----------------------------------
Ratios/Supplemental Data
-----------------------------------
Net assets, end of period (000's
   omitted)                         $284,575    $324,258   $392,479
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)(4)                       2.63%       2.47%      2.38%
   Expenses after custodian fee
      reduction(3)                      2.57%         --         --
Net investment income (loss)           (0.51)%     (0.02)%    (0.55)%
-----------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater China Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.2% at February 28, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1998, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2004 ($5,709,157).

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                             3,386,361         6,467,788
Redemptions                                      (4,477,657)      (10,270,182)
Issued to EV Traditional Greater China
 Growth Fund shareholders                                --        12,008,026
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)                          (1,091,296)        8,205,632
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               489,478         5,949,248
Redemptions                                      (2,536,951)      (12,136,919)
-----------------------------------------------------------------------------
NET DECREASE                                     (2,047,473)       (6,187,671)
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS C                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               130,897         2,615,795
Redemptions                                        (424,275)       (2,777,113)
Issued to EV Classic Greater China
 Growth Fund shareholders                                --         1,689,967
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)                            (293,378)        1,528,649
-----------------------------------------------------------------------------

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 1999 the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $190,575. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $3,900 from the Eaton Vance Greater China Growth Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 1999.

   Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of EVM.

5 Distribution Plan
-------------------------------------------
   The Fund has adopted distribution plans (Class A Plan, Class B Plan, Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued approximately $84,300, $317,400, and $26,800 for Class A, Class B, and Class C shares, respectively to or

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   payable to EVD for the six months ended February 28, 1999, representing approximately 0.27% (annualized), 0.75% (annualized), and 0.75% (annualized) of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 28, 1999, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $3,825,000 and $4,160,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, Investment Dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1999 amounted to approximately $70,500, $105,800, and $8,900 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $231,000 and $2,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $27,127,244 and $59,905,199, respectively, for the six months ended February 28, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On September 1, 1997, EV Marathon Greater China Growth Fund received the net assets of the EV Traditional Greater China Growth Fund and EV Classic Greater China Growth Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Greater China Growth Fund, at the closing, issued 12,008,026 Class A shares and 1,689,967 Class C shares of the Fund having an aggregate value of $212,699,579 and $18,537,242, respectively. As a result the Fund issued one Class A share and one Class C share for each share of EV Traditional Greater China Growth Fund and EV Classic Greater China Growth Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional Greater China Growth Fund's and EV Classic Greater China Growth Fund's net assets at the date of the transaction were $212,699,579 and $18,537,242, respectively, including $74,646,817 and
   $6,082,848 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Greater China Growth Fund (formerly "EV Marathon Greater China Growth Fund") were $527,823,302 with a net asset value of $17.71, $16.13 and $10.97 for Class A, Class B and Class C, respectively.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 89.2%


                                          SHARES        VALUE
---------------------------------------------------------------------
HONG KONG -- 63.1%
Computer Equipment -- 0.3%
---------------------------------------------------------------------
Legend Holdings, Ltd.                       1,000,000   $     390,438
Manufactures & distributes computer
products.
---------------------------------------------------------------------
                                                        $     390,438
---------------------------------------------------------------------
Diversified Trading -- 17.5%
---------------------------------------------------------------------
Hutchison Whampoa                           2,028,000   $  14,069,338
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
Li & Fung, Ltd.                             2,312,000       4,177,756
Export trading of consumer products.
NG Fung Hong, Ltd.                          6,678,000       5,042,309
Trader of foodstuffs and non-foodstuffs.
---------------------------------------------------------------------
                                                        $  23,289,403
---------------------------------------------------------------------
Electric Utilities -- 5.1%
---------------------------------------------------------------------
CLP Holdings, Ltd.                          1,430,000   $   6,736,838
Monopolist power supplier for nearly 75%
of Hong Kong population.
---------------------------------------------------------------------
                                                        $   6,736,838
---------------------------------------------------------------------
Financial -- 15.3%
---------------------------------------------------------------------
Hang Seng Bank                                878,000   $   7,139,409
Banking and related financial services.
HSBC Holdings PLC                             470,900      13,249,894
International banking and related
financial services.
---------------------------------------------------------------------
                                                        $  20,389,303
---------------------------------------------------------------------
                                          SHARES        VALUE
---------------------------------------------------------------------

Industrial / Manufacturing -- 2.0%
---------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                         1,800,000   $          --
Diversified company with interests in
property and investment, public
transportation, trading and hotel
operations.
Varitronix International, Ltd.              1,530,000       2,705,448
Designs, manufactures and sells liquid
crystal displays and related products.
---------------------------------------------------------------------
                                                        $   2,705,448
---------------------------------------------------------------------
Infrastructure -- 0.8%
---------------------------------------------------------------------
Jiangsu Expressway Co.                      2,260,000   $     466,719
Constructed and operates the
Shanghai-Nanjing Expressway.
New World Infrastructure(1)                   600,000         662,132
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information infrastructure
projects.
---------------------------------------------------------------------
                                                        $   1,128,851
---------------------------------------------------------------------
Properties -- 10.5%
---------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                  1,100,000   $   7,489,319
Property development and construction.
Cheung Kong Infrastructure                  1,600,000       2,870,529
Property development and construction.
China Resources Beijing Land                2,164,000         363,101
Property development.
Hong Kong Land Holdings, Ltd.               3,095,000       3,249,750
Commercial property investment,
development, leasing and management.
---------------------------------------------------------------------
                                                        $  13,972,699
---------------------------------------------------------------------
Telecommunications -- 7.6%
---------------------------------------------------------------------
China Telecom(1)                            5,724,000   $  10,158,499
Consists of the two largest provincial
mobile telephone operators in China.
---------------------------------------------------------------------
                                                        $  10,158,499
---------------------------------------------------------------------
Traffic Management System -- 1.2%
---------------------------------------------------------------------
Sichuan Expressway Co.                     23,494,000   $   1,637,487
Toll road operator in China.
---------------------------------------------------------------------
                                                        $   1,637,487
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES        VALUE
---------------------------------------------------------------------
Transportation -- 1.4%
---------------------------------------------------------------------
China Merchants Hai Hong Holdings           3,237,000   $   1,702,541
Engaged in the Industrial and
Infrastructure business.
Pacific Ports Co., Ltd.                     3,500,000         230,391
Engaged in investment, development,
operation and management of terminals in
seaports and riverports.
---------------------------------------------------------------------
                                                        $   1,932,932
---------------------------------------------------------------------
Utilities -- 1.4%
---------------------------------------------------------------------
Hong Kong and China Gas Co., Ltd.           1,590,600   $   1,847,697
Produces, distributes and markets gas.
---------------------------------------------------------------------
                                                        $   1,847,697
---------------------------------------------------------------------
Total Hong Kong
   (identified cost $88,843,086)                        $  84,189,595
---------------------------------------------------------------------
REPUBLIC OF KOREA -- 1.3%
Automobiles -- 0.8%
---------------------------------------------------------------------
Hyundai Motor Co. Ltd.(1)                      74,600   $   1,030,437
Major automobile manufacturer.
---------------------------------------------------------------------
                                                        $   1,030,437
---------------------------------------------------------------------
Electronics -- 0.5%
---------------------------------------------------------------------
Samsung Electronics(1)                         10,490   $     739,058
Manufacturer of home appliances,
telecommunications products, computers
and semiconductors.
---------------------------------------------------------------------
                                                        $     739,058
---------------------------------------------------------------------
Total Republic of Korea
   (identified cost $2,396,758)                         $   1,769,495
---------------------------------------------------------------------
SINGAPORE -- 0.9%
Conglomerates -- 0.6%
---------------------------------------------------------------------
Jardine Matheson Holdings                     300,000   $     786,000
Multinational enterprise. Its activities
include financial services,
supermarkets, consumer marketing,
engineering and construction, motor
trading, property and hotels.
---------------------------------------------------------------------
                                                        $     786,000
---------------------------------------------------------------------

                                          SHARES        VALUE
---------------------------------------------------------------------
Industrial / Manufacturing -- 0.3%
---------------------------------------------------------------------
Clipsal Industries Holdings, Ltd.             446,000   $     372,410
Develops, manufactures, and markets
electric installation products.
---------------------------------------------------------------------
                                                        $     372,410
---------------------------------------------------------------------
Total Singapore
   (identified cost $2,159,101)                         $   1,158,410
---------------------------------------------------------------------
TAIWAN -- 14.8%
Chemicals -- 1.4%
---------------------------------------------------------------------
Nan Ya Plastic(1)                           1,444,261   $   1,824,973
Producer of PVC/non-PVC secondary
processed goods, polyester fibers, PCB's
and CCLs.
---------------------------------------------------------------------
                                                        $   1,824,973
---------------------------------------------------------------------
Computer Equipment -- 3.9%
---------------------------------------------------------------------
Asustek Computer, Inc.(1)                     247,692   $   2,021,670
Highly profitable motherboard producer
in Taiwan supplying to Intel.
Compal Electronics(1)                         684,967       1,718,629
Production of color monitors, portable
computers, terminals and others.
Mitac International Corp.(1)                1,293,412       1,513,151
Is a manufacturer and distributor of
mainly PCs and notebooks. It has a world
wide network of manufacturing and
logistics centers and is exposed to the
component distribution business.
---------------------------------------------------------------------
                                                        $   5,253,450
---------------------------------------------------------------------
Electrical / Electronics -- 3.7%
---------------------------------------------------------------------
Delta Electronics                             640,000   $   1,547,763
Produces switching power supplies, local
area network components and electrical
parts, filters and electrical magnetic
components.
Hon Hai Precision Industry(1)                 700,000       3,385,732
The company specializes in connector
production.
---------------------------------------------------------------------
                                                        $   4,933,495
---------------------------------------------------------------------
Financial -- 1.8%
---------------------------------------------------------------------
Bank Sinopac(1)                             5,419,752   $   2,351,071
The company is one of the banks in
Taiwan.
---------------------------------------------------------------------
                                                        $   2,351,071
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES        VALUE
---------------------------------------------------------------------
Insurance -- 1.4%
---------------------------------------------------------------------
Cathay Life Insurance                         548,930   $   1,817,045
Underwrites endowment, life, accident
and medical policies.
---------------------------------------------------------------------
                                                        $   1,817,045
---------------------------------------------------------------------
Retail -- 0.8%
---------------------------------------------------------------------
President Chain Store Corp.                   414,000   $   1,145,133
Taiwan's largest retailer.
---------------------------------------------------------------------
                                                        $   1,145,133
---------------------------------------------------------------------
Semiconductors 1.1%
---------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                        550,000   $   1,471,433
World's largest independent
semiconductor foundry.
---------------------------------------------------------------------
                                                        $   1,471,433
---------------------------------------------------------------------
Textiles -- 0.7%
---------------------------------------------------------------------
Nien Hsing Textile(1)                         500,000   $     914,450
Taiwan's largest denim and denim
products producers.
---------------------------------------------------------------------
                                                        $     914,450
---------------------------------------------------------------------
Total Taiwan
   (identified cost $23,137,356)                        $  19,711,050
---------------------------------------------------------------------
THAILAND -- 4.3%
Utilities -- 4.3%
---------------------------------------------------------------------
Electricity Generating (Foreign)(1)         2,663,700   $   5,781,342
Involved in privatizing electricity in
Thailand.
---------------------------------------------------------------------
                                                        $   5,781,342
---------------------------------------------------------------------
Total Thailand
   (identified cost $5,541,464)                         $   5,781,342
---------------------------------------------------------------------
UNITED STATES -- 4.8%
Conglomerates -- 1.4%
---------------------------------------------------------------------
Citic Pacific, Ltd.                         1,100,000   $   1,923,797
Diversified company engaged in
infrastructure, trading, and
distribution, property and industrial
manufacturing.
---------------------------------------------------------------------
                                                        $   1,923,797
---------------------------------------------------------------------

                                          SHARES        VALUE
---------------------------------------------------------------------
Utilities -- 3.4%
---------------------------------------------------------------------
AES Corp.(1)                                  121,800   $   4,529,438
Electric generating facility.
---------------------------------------------------------------------
                                                        $   4,529,438
---------------------------------------------------------------------
Total United States
   (identified cost $9,563,022)                         $   6,453,235
---------------------------------------------------------------------
Total Common Stocks
   (identified cost $131,640,787)                       $ 119,063,127
---------------------------------------------------------------------
Total Investments -- 89.2%
   (identified cost $131,640,787)                       $ 119,063,127
---------------------------------------------------------------------
Other Assets, Less Liabilities -- 10.8%                 $  14,375,857
---------------------------------------------------------------------
Net Assets -- 100%                                      $ 133,438,984
---------------------------------------------------------------------

(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                               PERCENTAGE
  COMPANY                            INDUSTRY SECTOR                           OF NET ASSETS   VALUE
  ---------------------------------------------------------------------------------------------------------
  Hutchison Whampoa                  Diversified Trading                            10.5%      $ 14,069,338
  HSBC Holdings PLC                  Financial                                       9.9         13,249,894
  China Telecom                      Telecommunications                              7.6         10,158,499
  Cheung Kong Holdings, Ltd.         Properties                                      5.6          7,489,319
  Hang Seng Bank                     Financial                                       5.4          7,139,409
  CLP Holdings, Ltd.                 Electric Utilities                              5.1          6,736,838
  Electricity Generating (Foreign)   Utilities                                       4.3          5,781,342
  NG Fung Hong, Ltd.                 Diversified Trading                             3.8          5,042,309
  AES Corp.                          Utilities                                       3.4          4,529,438
  Li & Fung, Ltd.                    Diversified Trading                             3.1          4,177,756

TOP TEN INDUSTRY SECTORS

                                          PERCENTAGE
INDUSTRY SECTOR                           OF NET ASSETS   VALUE
----------------------------------------------------------------------
Diversified Trading                            17.5%      $ 23,289,403
Financial                                      17.0         22,740,374
Properties                                     10.5         13,972,699
Utilities                                       9.1         12,158,477
Telecommunications                              7.6         10,158,499
Electric Utilities                              5.1          6,736,838
Computer Equipment                              4.2          5,643,888
Electrical / Electronics                        3.7          4,933,495
Industrial / Manufacturing                      2.3          3,077,858
Conglomerates                                   2.0          2,709,797

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
Assets
-------------------------------------------------------
Investments, at value
   (identified cost, $131,640,787)        $ 119,063,127
Cash                                         10,782,439
Foreign currency, at value
   (identified cost, $4,212,663)              4,112,586
Interest and dividends receivable                31,701
-------------------------------------------------------
TOTAL ASSETS                              $ 133,989,853
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Foreign capital gains tax payable         $     520,365
Other accrued expenses                           30,504
-------------------------------------------------------
TOTAL LIABILITIES                         $     550,869
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 133,438,984
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 146,116,107
Net unrealized depreciation (computed on
   the basis of identified cost)            (12,677,123)
-------------------------------------------------------
TOTAL                                     $ 133,438,984
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
Investment Income
-------------------------------------------------------
Dividends                                 $     790,282
Interest                                         26,127
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $     816,409
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $     581,823
Administration fee                              193,069
Trustees fees and expenses                        4,760
Custodian fee                                   144,101
Legal and accounting services                    24,832
Miscellaneous                                       917
-------------------------------------------------------
TOTAL EXPENSES                            $     949,502
-------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     136,931
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     136,931
-------------------------------------------------------

NET EXPENSES                              $     812,571
-------------------------------------------------------

NET INVESTMENT INCOME                     $       3,838
-------------------------------------------------------

Realized and Unrealized
Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions                $ (21,531,952)
   Foreign currency transactions                258,799
-------------------------------------------------------
NET REALIZED LOSS                         $ (21,273,153)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  47,365,279
   Foreign currency                             (92,695)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  47,272,584
-------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  25,999,431
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  26,003,269
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment income                     $         3,838     $    3,325,028
   Net realized loss                             (21,273,153)       (38,333,872)
   Net change in unrealized appreciation
      (depreciation)                              47,272,584       (239,800,112)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    26,003,269     $ (274,808,956)
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    27,188,306     $  144,632,224
   Withdrawals                                   (60,401,131)      (266,956,606)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $   (33,212,825)    $ (122,324,382)
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $    (7,209,556)    $ (397,133,338)
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $   140,648,540     $  537,781,878
-------------------------------------------------------------------------------
AT END OF PERIOD                             $   133,438,984     $  140,648,540
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                           SIX MONTHS
                                           ENDED
                                           FEBRUARY 28,                        YEAR ENDED AUGUST 31,
                                           1999            -------------------------------------------------------------
                                           (UNAUDITED)       1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                    1.22%(2)        1.19%        1.19%        1.19%        1.10%        1.15%
Expenses after custodian fee reduction         1.04%(2)        1.07%        1.16%        1.12%          --           --
Net investment income                             0%(2)        1.19%        0.72%        0.94%        1.35%        0.73%
Portfolio Turnover                               19%             42%          48%          42%          32%          36%
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $133,439        $140,649     $537,782     $510,298     $590,417     $732,613
------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999 the adviser fee was equivalent to 0.75% (annualized) of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999 the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $26,453,223 and $41,987,522, respectively, for the six months ended February 28, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 131,640,787
-------------------------------------------------------
Gross unrealized appreciation             $  16,778,010
Gross unrealized depreciation               (29,355,670)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $ (12,577,660)
-------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 1999.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 1999

INVESTMENT MANAGEMENT

EATON VANCE GREATER CHINA GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress and Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President, Trustee and
Co-Portfolio Manager

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary, Assistant Treasurer,
and Co-Portfolio Manager

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

SPONSOR AND MANAGER OF
EATON VANCE GREATER CHINA GROWTH FUND &
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

ADVISER OF GREATER CHINA GROWTH PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122

EATON VANCE GREATER CHINA GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

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   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH
CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
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3-3947                                                                GCSRC-4/99